Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended																	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2010 Deferred Income Tax Liabilities	Dec. 31, 2009 Federal and State Income Taxes	Dec. 31, 2011 Federal and State Income Taxes
Income Taxes [Line Items]
Federal and state built-in gain tax																										$ 3,100,000
Refund of taxes																											200,000
Built-in gain asset																								472
Federal excise tax rate																									4.00%
Interest expense	39,552,000	33,282,000	[1]	41,975,000	[1]	42,024,000	[1]	38,939,000	[1]	43,234,000	[1]	43,381,000	[1]	41,431,000	[1]	41,297,000	[1]	75,990,000	80,962,000	156,220,000	[1],[2]	169,343,000	[1],[2]	172,500,000	100,000
Net operating loss carry-forwards		$ 63,400,000								$ 62,900,000										$ 63,400,000		$ 62,900,000		$ 62,600,000
Net operating loss carry-forwards, begin to expire																				2015
Net operating loss carry-forwards expiration end year																				2032

[1]	The consolidated quarterly financial data includes revenues and expenses from our continuing and discontinued operations. The results of operations related to certain properties, classified as held for sale or disposed of, have been reclassified to income from discontinued operations. Therefore, some of the information may not agree to our previously filed quarterly reports on Form 10-Q.
[2]	Amounts for each period are calculated independently. The sum of the quarters may differ from the annual amount.